Tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Tax Benefits [Abstract]
Income from Investment Tax Credit (ITC)	$ 16,087	$ 5,440		$ 0
Income from Production Tax Credit (PTC)	4,773	0		0
Total	$ 20,860	$ 5,440	[1]	$ 0	[1]

[1]	The Consolidated Statements of Income have been adjusted to present comparable information for the previous years. For additional details please see Note 2R.